Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET RETIREMENT 2015 FUND Class A (SSBBX) Class I (SSBFX) Class K (SSBHX)	STATE STREET TARGET RETIREMENT 2020 FUND Class A (SSBJX) Class I (SSBNX) Class K (SSBOX)	STATE STREET TARGET RETIREMENT 2025 FUND Class A (SSBPX) Class I (SSBRX) Class K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND Class A (SSBUX) Class I (SSBWX) Class K (SSBYX)	STATE STREET TARGET RETIREMENT 2035 FUND Class A (SSBZX) Class I (SSCJX) Class K (SSCKX)	STATE STREET TARGET RETIREMENT 2040 FUND Class A (SSCLX) Class I (SSCNX) Class K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND Class A (SSCUX) Class I (SSDDX) Class K (SSDEX)	STATE STREET TARGET RETIREMENT 2050 FUND Class A (SSDFX) Class I (SSDJX) Class K (SSDLX)	STATE STREET TARGET RETIREMENT 2055 FUND Class A (SSDMX) Class I (SSDOX) Class K (SSDYX)

STATE STREET TARGET RETIREMENT 2060 FUND Class A (SSDTX) Class I (SSDWX) Class K (SSDYX)	STATE STREET TARGET RETIREMENT FUND Class A (SSFLX) Class I (SSFNX) Class K (SSFOX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2015 FUND
Class A (SSBBX)
Class I (SSBFX)
Class K (SSBHX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2020 FUND
Class A (SSBJX)
Class I (SSBNX)
Class K (SSBOX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2025 FUND
Class A (SSBPX)
Class I (SSBRX)
Class K (SSBSX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2030 FUND
Class A (SSBUX)
Class I (SSBWX)
Class K (SSBYX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2035 FUND
Class A (SSBZX)
Class I (SSCJX)
Class K (SSCKX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2040 FUND
Class A (SSCLX)
Class I (SSCNX)
Class K (SSCQX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2045 FUND
Class A (SSCUX)
Class I (SSDDX)
Class K (SSDEX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2050 FUND
Class A (SSDFX)
Class I (SSDJX)
Class K (SSDLX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2055 FUND
Class A (SSDMX)
Class I (SSDOX)
Class K (SSDYX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT 2060 FUND
Class A (SSDTX)
Class I (SSDWX)
Class K (SSDYX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

State Street Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET
RETIREMENT FUND
Class A (SSFLX)
Class I (SSFNX)
Class K (SSFOX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF